                                                 ------------------------------
                                                          OMB APPROVAL
                                                 ------------------------------
                                                 OMB Number:          3235-0006
                                                 Expires:     February 28, 1997

                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------

                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2007.

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                               Michael J. Puzo
-----------------------------------------------------------------------------
                  Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
-------------------  --------------- --------------  --------------  ---------
Business Address        (Street)         (City)         (State)        (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2007

                                Michael J. Puzo
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)


                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                       13F File No.: Name:                   13F File No.:
--------------------------- ------------- ----------------------  -------------

1. Brian C. Broderick (12)*   28-11136    6.
2. Timothy F. Fidgeon         28-06169    7.
3. Stephen W. Kidder (35)*    28-11134    8.
4. Lawrence T. Perera         28-06167    9.
5. Kurt F. Somerville (32)*   28-10379    10.

* Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
A F L A C INC                   COMMON STOCK  001055102   4340459     76095           XX                      27860
                                                                                      XX     12               13275
                                                                                      XX     32                8400
                                                                                      XX     35               26560

ABBOTT LABS                     COMMON STOCK  002824100   2279976     42521           XX                      16875
                                                                                      XX     12               23746
                                                                                      XX     32                 500
                                                                                      XX     35                1400

AMERICA MOVIL S.A.B. DE C.V     COMMON STOCK  02364W105    233600      3650           XX                       3650
  ADR

AMERICAN INTERNATIONAL GROUP    COMMON STOCK  026874107   1499124     22160           XX                       6525
  INC                                                                                 XX     12                 850
                                                                                      XX     32                2700
                                                                                      XX     35               12085

AMGEN INC                       COMMON STOCK  031162100   3262279     57668           XX                      32608
                                                                                      XX     12                1800
                                                                                      XX     32               12260
                                                                                      XX     35               11000

ANALOG DEVICES, INC.            COMMON STOCK  032654105    809984     22400           XX                      12800
                                                                                      XX     12                1700
                                                                                      XX     32                6400
                                                                                      XX     35                1500

ANALOGIC CORP                   COMMON STOCK  032657207   2781211     43620           XX                      20750
                                                                                      XX     12                5725
                                                                                      XX     32                5625
                                                                                      XX     35               11520

APTARGROUP INC                  COMMON STOCK  038336103   7368896    194584           XX                      77370
                                                                                      XX     12               29740
                                                                                      XX     32               27650
                                                                                      XX     35               59824

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
AUTOMATIC DATA PROCESSING       COMMON STOCK  053015103   4286096     93318           XX                      68383
                                                                                      XX     12                4200
                                                                                      XX     32               18135
                                                                                      XX     35                2600

AVERY DENNISON CORP             COMMON STOCK  053611109   1562348     27400           XX                      16650
                                                                                      XX     12                6500
                                                                                      XX     32                2300
                                                                                      XX     35                1950

AVON PRODUCTS INC               COMMON STOCK  054303102    341523      9100           XX                       9100

B P PLC ADR                     COMMON STOCK  055622104   8120816    117099           XX                      66279
                                                                                      XX     12               10850
                                                                                      XX     32               20030
                                                                                      XX     35               19940

BANK OF AMERICA CORP            COMMON STOCK  060505104    607664     12088           XX                      11388
                                                                                      XX     32                 700

BARRICK GOLD CORP               COMMON STOCK  067901108    563920     14000           XX     35               14000

BERKSHIRE HATHAWAY INC          CLASS A       084670108    355530         3           XX                          2
                                                                                      XX     12                   1

BERKSHIRE HATHAWAY INC          CLASS B       084670207   1580800       400           XX                        119
                                                                                      XX     12                 208
                                                                                      XX     32                  43
                                                                                      XX     35                  30

BOTTOMLINE TECHNOLOGIES INC     COMMON STOCK  101388106    240576     19200           XX     12               19200

BRISTOL MYERS SQUIBB CO         COMMON STOCK  110122108   1263008     43824           XX                      12800
                                                                                      XX     12               16500
                                                                                      XX     32                7380
                                                                                      XX     35                7144

AS OF SEPTEMBER 30, 2007                                FORM 13F                             SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                     -------------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                                 INVESTMENT                 VOTING AUTHORITY
                                                                       SHARES OR DISCRETION             ------------------------
                                                   CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------              -------------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
CANADIAN NATIONAL RAILWAY   COMMON STOCK         136375102   7987467    140131           XX                       66779
  CO                                                                                     XX     12                18452
                                                                                         XX     32                21700
                                                                                         XX     35                33200

CHEVRON CORP                COMMON STOCK         166764100   4163281     44489           XX                       22959
                                                                                         XX     12                18530
                                                                                         XX     32                 1800
                                                                                         XX     35                 1200

CISCO SYS INC               COMMON STOCK         17275R102   3787476    114322           XX                       46377
                                                                                         XX     12                19262
                                                                                         XX     32                28833
                                                                                         XX     35                19850

CINTAS CORP                 COMMON STOCK         172908105    615860     16600           XX                       16600

COCA COLA CO                COMMON STOCK         191216100    853430     14850           XX                        6150
                                                                                         XX     12                 7400
                                                                                         XX     32                 1300

COLGATE PALMOLIVE CO        COMMON STOCK         194162103    423427      5937           XX                        2600
                                                                                         XX     32                 2537
                                                                                         XX     35                  800

COMERICA INC.               COMMON STOCK         200340107    358960      7000           XX                        7000

CONOCOPHILLIPS              COMMON STOCK         20825C104    439552      5008           XX                        1708
                                                                                         XX     12                 3300

DOVER CORP                  COMMON STOCK         260003108    267488      5250           XX                        5250

DOW CHEMICAL CO             COMMON STOCK         260543103    215300      5000           XX                        3200
                                                                                         XX     32                 1800

DOW JONES & CO INC          COMMON STOCK         260561105   1278953     21423           XX                       21423

DOW JONES & CO INC          CLASS B (RESTRICTED) 260561204  16878384    282720           XX                      282720

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
E I DU PONT DE NEMOURS & CO     COMMON STOCK  263534109    985302     19881           XX                        2261
                                                                                      XX     12                12732
                                                                                      XX     32                 4888

E M C CORP                      COMMON STOCK  268648102   5112037    245771           XX                      122800
                                                                                      XX     12                41721
                                                                                      XX     32                45050
                                                                                      XX     35                36200

EATON CORP                      COMMON STOCK  278058102    217888      2200           XX                        2200

EMERSON ELECTRIC CO             COMMON STOCK  291011104   8443406    158651           XX                       71585
                                                                                      XX     12                24516
                                                                                      XX     32                26790
                                                                                      XX     35                35760

ENCANA CORP                     COMMON STOCK  292505104  10256895    165835           XX                       82206
                                                                                      XX     12                23831
                                                                                      XX     32                28740
                                                                                      XX     35                31058

EXXON MOBIL CORP                COMMON STOCK  30231G102  13459983    145419           XX                       59020
                                                                                      XX     12                45019
                                                                                      XX     32                26500
                                                                                      XX     35                14880

FUEL CELL ENERGY INC            COMMON STOCK  35952H106    211584     23800           XX                       22200
                                                                                      XX     12                 1600

GENERAL ELECTRIC CO             COMMON STOCK  369604103  10441370    252207           XX                      102771
                                                                                      XX     12                57946
                                                                                      XX     32                39550
                                                                                      XX     35                51940

GILEAD SCIENCES                 COMMON STOCK  375558103    675499     16528           XX                       16528

GREAT LAKES BANCORP INC NEW     COMMON STOCK  390914109    291865     21700           XX                       21700

AS OF SEPTEMBER 30, 2007                                 FORM 13F                            SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                            ITEM 2:        ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        ----------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                                 INVESTMENT                 VOTING AUTHORITY
                                                                       SHARES OR DISCRETION             ------------------------
                                                   CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                  TITLE OF CLASS    NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 ----------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
GROUPE DANONE                  SPONSORED ADR     399449107   3260672    207290           XX                       86570
                                                                                         XX     12                35410
                                                                                         XX     32                17450
                                                                                         XX     35                67860

H & Q HEALTHCARE FD            SH BEN INT        404052102    391586     22635           XX                       22635

H & Q LIFE SCIENCES INVESTORS  SH BEN INT        404053100    184035     13602           XX                       13602

HSBC HOLDINGS PLC              SPONSORED ADR NEW 404280406    351880      3800           XX                        2800
                                                                                         XX     32                 1000

HELMERICH & PAYNE INC          COMMON STOCK      423452101   1429090     43530           XX                       33530
                                                                                         XX     12                 2800
                                                                                         XX     32                 4400
                                                                                         XX     35                 2800

HEWLETT PACKARD CO             COMMON STOCK      428236103    796640     16000           XX                        2200
                                                                                         XX     12                 4500
                                                                                         XX     32                 4200
                                                                                         XX     35                 5100

HOME DEPOT INC                 COMMON STOCK      437076102    273307      8425           XX     12                 8425

HONEYWELL INTERNATIONAL INC    COMMON STOCK      438516106    571626      9612           XX                        2000
                                                                                         XX     12                 7612

INTEL CORPORATION              COMMON STOCK      458140100  10358714    400569           XX                      216462
                                                                                         XX     12                58106
                                                                                         XX     32                63521
                                                                                         XX     35                62480

INTL BUSINESS MACHINES         COMMON STOCK      459200101    446815      3793           XX     12                 2893
                                                                                         XX     32                  900

INVITROGEN CORP                COMMON STOCK      46185R100   2765335     33835           XX                       12045
                                                                                         XX     12                 7345
                                                                                         XX     32                 3775
                                                                                         XX     35                10670

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
JOHNSON & JOHNSON               COMMON STOCK  478160104  13486239    205270           XX                      107132
                                                                                      XX     12                36921
                                                                                      XX     32                35175
                                                                                      XX     35                26042

ELI LILLY & CO.                 COMMON STOCK  532457108    466826      8200           XX                        3000
                                                                                      XX     12                 2600
                                                                                      XX     32                 2600

LINCOLN NATL CORP IND           COMMON STOCK  534187109   3840575     58217           XX                       19220
                                                                                      XX     12                17049
                                                                                      XX     32                10178
                                                                                      XX     35                11770

MAXWELL TECHNOLOGIES INC        COMMON STOCK  577767106    293483     25235           XX                        7525
                                                                                      XX     12                 5950
                                                                                      XX     32                  900
                                                                                      XX     35                10860

MEDTRONIC INC                   COMMON STOCK  585055106    228461      4050           XX                        1850
                                                                                      XX     32                 2200

MERCK & CO INC                  COMMON STOCK  589331107   5892402    113995           XX                       66560
                                                                                      XX     12                19160
                                                                                      XX     32                14525
                                                                                      XX     35                13750

MICROSOFT CORP                  COMMON STOCK  594918104   6565102    222848           XX                      120672
                                                                                      XX     12                22900
                                                                                      XX     32                49236
                                                                                      XX     35                30040

NOKIA CORP ADR A                COMMON STOCK  654902204   6701434    176679           XX                       74490
                                                                                      XX     12                28530
                                                                                      XX     32                29675
                                                                                      XX     35                43984

AS OF SEPTEMBER 30, 2007                                 FORM 13F                           SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                            ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        ---------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                                INVESTMENT                 VOTING AUTHORITY
                                                                      SHARES OR DISCRETION             ------------------------
                                                  CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                  TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 ---------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
NOVARTIS AG ADR                COMMON STOCK     66987V109   6462582    117587           XX                      51610
                                                                                        XX     12               19327
                                                                                        XX     32               16610
                                                                                        XX     35               30040

OYO GEOSPACE CORP              COMMON STOCK     671074102    488118      5265           XX                        175
                                                                                        XX     12                  10
                                                                                        XX     35                5080

ORACLE CORP                    COMMON STOCK     68389X105   3590479    165842           XX                      56750
                                                                                        XX     12               28770
                                                                                        XX     32               25475
                                                                                        XX     35               54847

PEPSICO INC                    COMMON STOCK     713448108   5128493     70004           XX                      23780
                                                                                        XX     12                7654
                                                                                        XX     32               15858
                                                                                        XX     35               22712

PFIZER INC                     COMMON STOCK     717081103   2019946     82683           XX                      56056
                                                                                        XX     12               13590
                                                                                        XX     32                8737
                                                                                        XX     35                4300

PORTLAND GENERAL ELECTRIC CO   COMMON STOCK     736508847   2124615     76425           XX                      20975
                                                                                        XX     12                4500
                                                                                        XX     32               10650
                                                                                        XX     35               40300

PROCTER & GAMBLE CO            COMMON STOCK     742718109   8567693    121804           XX                      40266
                                                                                        XX     12               41562
                                                                                        XX     32               16722
                                                                                        XX     35               23254

QUALCOMM INC                   COMMON STOCK     747525103    246376      5830           XX                       2930
                                                                                        XX     32                2900

ROYAL DUTCH SHELL PLC          SPONSORED        780259206    877600     10679           XX                       8800
                               ADR REPSTG A SHS                                         XX     12                 479
                                                                                        XX     32                1400

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
SAN JUAN BASIN ROYALTY TRUST    COMMON STOCK  798241105    878800     26000           XX                       6100
                                                                                      XX     12               10600
                                                                                      XX     32                1700
                                                                                      XX     35                7600

SCHLUMBERGER LTD                COMMON STOCK  806857108    766500      7300           XX                       3000
                                                                                      XX     12                 500
                                                                                      XX     32                3800

SNAP ON INC                     COMMON STOCK  833034101    213022      4300           XX                        900
                                                                                      XX     35                3400

SONOSITE INC                    COMMON STOCK  83568G104   1409810     46193           XX                      16620
                                                                                      XX     12                2300
                                                                                      XX     32                1500
                                                                                      XX     35               25773

STATE STREET CORP               COMMON STOCK  857477103   6650030     97565           XX                      66000
                                                                                      XX     12               11850
                                                                                      XX     32                8780
                                                                                      XX     35               10935

SUNCOR ENERGY INC               COMMON STOCK  867229106   2064014     21770           XX                       5140
                                                                                      XX     12                 570
                                                                                      XX     32                1325
                                                                                      XX     35               14735

SYSCO CORP                      COMMON STOCK  871829107    355900     10000           XX                      10000

3COM CORP                       COMMON STOCK  885535104     52364     10600           XX                        450
                                                                                      XX     12                3150
                                                                                      XX     32                7000

3 M COMPANY                     COMMON STOCK  88579Y101   9087460     97109           XX                      39410
                                                                                      XX     12               14321
                                                                                      XX     32               19658
                                                                                      XX     35               23720

AS OF SEPTEMBER 30, 2007                                FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- --------   ------------------------
                                                                              INVESTMENT                 VOTING AUTHORITY
                                                                    SHARES OR DISCRETION             ------------------------
                                                CUSIP   FAIR MARKET PRINCIPAL -----------              (A)      (B)     (C)
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS     SOLE    SHARED   NONE
--------------                 -------------- --------- ----------- --------- --- --- --- --------   ------- --------- ------
UNION PACIFIC CORP              COMMON STOCK  907818108      375020    3317           XX                       1000
                                                                                      XX     12                1117
                                                                                      XX     35                1200

UNITED NATURAL FOODS INC        COMMON STOCK  911163103      341339   12540           XX                      12540

UNITED TECHNOLOGIES             COMMON STOCK  913017109      201200    2500           XX                       2000
                                                                                      XX     12                 500

VERISIGN INC                    COMMON STOCK  92343E102     1791796   53106           XX                      17510
                                                                                      XX     12                7396
                                                                                      XX     32                3100
                                                                                      XX     35               25100

WAL MART STORES INC             COMMON STOCK  931142103     1082520   24800           XX                      24000
                                                                                      XX     12                 800

WALGREEN CO                     COMMON STOCK  931422109      755840   16000           XX                      16000

WELLS FARGO & CO (NEW)          COMMON STOCK  949746101      750442   21068           XX                      20068
                                                                                      XX     12                1000

WYETH                           COMMON STOCK  983024100      331898    7450           XX                       1900
                                                                                      XX     12                3550
                                                                                      XX     32                2000

XILINX INC                      COMMON STOCK  983919101     1491810   57070           XX                      29175
                                                                                      XX     12                2150
                                                                                      XX     32                1150
                                                                                      XX     35               24595

ZIMMER HOLDINGS INC             COMMON STOCK  98956P102     2411072   29770           XX                       5025
                                                                                      XX     12                4665
                                                                                      XX     32                6695
                                                                                      XX     35               13385

INGERSOLL RAND LTD CL A         COMMON STOCK  G4776G101      468442    8600           XX                       1800
                                                                                      XX     12                6800

AGGREGATE TOTAL                                         248,152,620